Interest payable (Tables)	12 Months Ended
Dec. 31, 2022
Interest payable
Schedule Of Interest Payable
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Interest payable to third parties	41,138	54,765
Interest payable to related parties(1)	1,701	1,819
Interest payable to shareholders(2)	11,846	16,226
Total	54,685	72,810